SUBSEQUENT EVENT (Narrative) (Details)	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Jul. 31, 2013 CAD	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CAD	Jul. 02, 2013 USD ($)	Jul. 02, 2013 CAD	Mar. 17, 2014 Subsequent Event [Member] USD ($)	Mar. 17, 2014 Subsequent Event [Member] CAD	Jan. 31, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] Minimum [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] Maximum [Member] USD ($)
Units Issued During Period, Underlying Shares						948,342	948,342
Units Issued During Period, Underlying Warrants						474,171	474,171
Proceeds from Loans		$ 2,040,000				$ 260,000
Debt Conversion, Converted Instrument, Amount						260,000
Convertible Debt						$ 2,300,000
Investment Warrants, Exercise Price	0.40						0.40
Debt Instrument, Convertible, Conversion Price		$ 0.274163	0.2882	$ 0.274163	0.2882	$ 0.274163	0.2882
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period								1,090,000
Investment Options, Exercise Price									$ 0.37	$ 1.04